8. BORROWINGS (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Jan. 29, 2021
Borrowings [abstract]
Interests paid	$ 33,000	$ 36,000	$ 60,000	$ 72,000
Vendor						$ 1,137,000
Bears interest						8.00%
Loans received					$ 1,350,000
Interest rate			5.50%
Loan valued			$ 1,025,000
Gross loan commitments	$ 325,000		$ 325,000
Reimbursement of loan				$ 1,802